Cover	Jan. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2025
Entity File Number	001-38869
Entity Registrant Name	HOOKIPA Pharma Inc.
Entity Central Index Key	0001760542
Entity Tax Identification Number	81-5395687
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 Fifth Avenue, 72nd Floor
Entity Address, Address Line Two	Suite 7240
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	+43
Local Phone Number	1 890 63 60
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HOOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true